CONVERTIBLE DEBENTURES (Details Narrative)			6 Months Ended
	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($)	Jun. 30, 2023 USD ($) $ / shares shares
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	$ 2,781,593	$ 3,504,346
Conversion price per share | $ / shares			$ 6.00
Debt instrument description			If an event of default shall occur and be continuing, lenders holding greater than 50% of the aggregate principal amount of the convertible notes outstanding at such time may declare all the convertible notes to be in default, at which point the principal amount outstanding on the date of such written notice shall increase to 125% of the principal amount then outstanding, and the interest rate shall increase to 15% or the maximum rate permitted under applicable law until such event of default is cured, if capable of being cured. Additionally, if an event of default has occurred and is continuing without cure, at the end of each calendar month thereafter until the event of default has been cured, the lenders shall be entitled to sweep the cash received in the bank accounts of the Company and its subsidiaries in an aggregate amount equal to 20% of the consolidated revenue of the Company and its subsidiaries during such calendar month.
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			8.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest rate			10.00%
Nonbrokered Private Placement [Member]
Debt Instrument [Line Items]
Promissory note new principal amount			$ 3,098,971
Debt Conversion, Converted Instrument, Shares Issued | shares			3,098,971
Proceeds from Issuance of Debt			$ 2,833,081
Convertible Notes Payable, Noncurrent			1,863,945
Convertible Notes Payable			969,136
IPO [Member]
Debt Instrument [Line Items]
Gross proceeds form sale of equity instruments			$ 3,000,000